Supplemental Cash Flow Information - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents	$ 99,682		$ 84,820
Restricted cash	0		30
Restricted cash included in restricted cash and other assets	1,378		1,127
Total cash, cash equivalents and restricted cash shown in the consolidated statement of cash flows	$ 101,060	$ 30,762	$ 85,977	$ 26,831
Starry, Inc [Member]
Cash and cash equivalents		29,384		25,594
Restricted cash		0		110
Restricted cash included in restricted cash and other assets		1,378		1,127
Total cash, cash equivalents and restricted cash shown in the consolidated statement of cash flows		$ 30,762		$ 26,831	$ 78,366